Unaudited Condensed Consolidated Statements of Cash Flows	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Cash flows from operating activities:
Net income	$ 20,200,342	$ 3,466,124
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	(4,789,629)	(5,001,837)
Amortization of deferred charges	(150,008)	(216,524)
Share-based compensation	73,676	91,546
Net (gain) / loss on sale of vessels	9,417	(1,305,016)
Loss on write-down of vessel held for sale	0	121,165
Gain on hull and machinery claim	0	(2,687,205)
Amortization of fair value of below market time charters acquired	0	(1,473,731)
Unrealized loss / (gain) on derivative	(552,632)	582,850
Changes in operating assets and liabilities	2,052,628	(2,309,846)
Net cash provided by operating activities	26,723,068	1,704,248
Cash flows from investing activities:
Cash paid for vessels under construction	(7,615,294)	0
Cash paid for vessel acquisition and capitalized expenses	(2,550,714)	0
Cash paid for vessel improvements	(621,704)	(451,846)
Proceeds from sale of vessels	0	9,752,649
Insurance proceeds	0	2,226,140
Net cash provided by / (used in) investing activities	(10,787,712)	11,526,943
Cash flows from financing activities:
Proceeds from issuance of common stock, net of commissions paid	743,553	715,550
Redemption of Series B preferred shares	(2,000,000)	0
Preferred dividends paid	(424,000)	(320,877)
Loan arrangement fees paid	(225,000)	0
Offering expenses paid	(69,900)	(40,846)
Proceeds from long-term bank loans	10,000,000	0
Repayment of long-term bank loans	(17,556,380)	(14,076,150)
Repayment of related party loan	(2,500,000)	(625,000)
Net cash used in financing activities	(12,031,727)	(14,347,323)
Net (decrease) / increase in cash and cash equivalents and restricted cash	3,903,629	(1,116,132)
Cash, cash equivalents and restricted cash at beginning of period	6,338,177	5,930,061
Cash, cash equivalents and restricted cash at end of period	10,241,806	4,813,929
Cash breakdown
Cash and cash equivalents	5,880,947	2,271,069
Restricted cash, current	160,859	208,593
Restricted cash, long term	4,200,000	2,334,267
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 10,241,806	$ 4,813,929